Debt Instruments - Summary (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Financial assets held for trading	$ 315,570	$ 342,582
Available-for-sale financial assets	165,742	154,644
Loans and receivables	679,300	675,498
Financial assets	1,285,120	1,308,730
Debt instruments.
Financial assets
Financial assets held for trading	147,747	140,853
Available-for-sale financial assets	164,947	154,318
Loans and receivables	10,758	11,472
Financial assets	$ 323,452	$ 306,643